Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2 - Significant accounting policies

These unaudited Condensed interim financial statements have been prepared as of June 30, 2024 and for the six months period then ended. Accordingly, In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2024, and its results of operations for the six months ended June 30, 2024, and 2023, and cash flows for the same periods. The condensed balance sheet at December 31, 2023, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The significant accounting policies that have been applied in the preparation of the unaudited consolidated Condensed financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements for the year ended December 31, 2023. These unaudited Condensed financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2023 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on April 4, 2024 and the Form 6-K filed on June 17, 2024 with financial statements as of December 31, 2023 in US GAAP. (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2024.

Recently issued accounting pronouncements, not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

1.	In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” which improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain amendments to improve income tax disclosures effectiveness. The guidance is effective for the Company’s annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the potential effect that the updated standard will have on the consolidated financial statement disclosures.

2.	In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures” which expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures required under ASC 280. The guidance is effective for the Company’s annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements and related disclosures.